GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.9%
Bond Funds – 62.3%
1,864	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 89,817
46,230	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	2,315,430
1,511	iShares Core U.S. Aggregate Bond ETF	166,814
1,753	iShares JP Morgan USD Emerging Markets Bond ETF	192,637
2,563	iShares TIPS Bond ETF	295,437
1,487	Vanguard Long-Term Corporate Bond ETF	138,603
19,167	Vanguard Total International Bond ETF	1,082,360

		4,281,098

Foreign Stock Funds – 15.4%
9,645	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	300,442
23,608	Goldman Sachs ActiveBeta International Equity ETF(a)	649,220
1,917	iShares MSCI EAFE Small-Cap ETF	107,256

		1,056,918

Stock Funds – 21.2%
22,973	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,270,407
1,597	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	66,601
1,388	Vanguard Real Estate ETF	120,603

		1,457,611

TOTAL EXCHANGE TRADED FUNDS (Cost $6,517,463)		$6,795,627

Shares	Dividend Rate	Value

Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund - Class R6
1,234	2.340%	$ 1,234
(Cost $1,234)

TOTAL INVESTMENTS – 98.9% (Cost $6,518,697)		$6,796,861

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		74,849

NET ASSETS – 100.0%		$6,871,710

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	06/21/19	$146,650	$(7,576)

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.0%
Bond Funds – 52.0%
1,705	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 82,156
42,261	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	2,116,642
983	iShares Core U.S. Aggregate Bond ETF	108,523
1,673	iShares JP Morgan USD Emerging Markets Bond ETF	183,846
2,525	iShares TIPS Bond ETF	291,057
1,782	Vanguard Long-Term Corporate Bond ETF	166,100
15,321	Vanguard Total International Bond ETF	865,177

		3,813,501

Foreign Stock Funds – 19.0%
12,474	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	388,565
31,733	Goldman Sachs ActiveBeta International Equity ETF(a)	872,657
2,308	iShares MSCI EAFE Small-Cap ETF	129,133

		1,390,355

Stock Funds – 27.0%
30,941	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,711,037
2,633	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	109,805
1,820	Vanguard Real Estate ETF	158,140

		1,978,982

TOTAL EXCHANGE TRADED FUNDS (Cost $6,938,409)		$7,182,838

Shares	Dividend Rate	Value

Investment Company(a) – 0.7%
Goldman Sachs Financial Square Government Fund - Class R6
51,854	2.340%	$ 51,854
(Cost $51,854)

TOTAL INVESTMENTS – 98.7% (Cost $6,990,263)		$7,234,692

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		97,469

NET ASSETS – 100.0%		$7,332,161

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	06/21/19	$146,650	$(7,576)

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.9%
Bond Funds – 43.4%
1,146	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 55,220
25,996	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,302,010
346	iShares Core U.S. Aggregate Bond ETF	38,198
1,131	iShares JP Morgan USD Emerging Markets Bond ETF	124,286
1,762	iShares TIPS Bond ETF	203,106
1,569	Vanguard Long-Term Corporate Bond ETF	146,246
7,875	Vanguard Total International Bond ETF	444,701

		2,313,767

Foreign Stock Funds – 22.7%
11,079	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	345,111
27,874	Goldman Sachs ActiveBeta International Equity ETF(a)	766,535
1,750	iShares MSCI EAFE Small-Cap ETF	97,912

		1,209,558

Stock Funds – 31.8%
27,151	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,501,450
1,573	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	65,600
1,489	Vanguard Real Estate ETF	129,379

		1,696,429

TOTAL EXCHANGE TRADED FUNDS (Cost $5,072,714)		$5,219,754

Shares	Dividend Rate	Value

Investment Company(a) – 1.2%
Goldman Sachs Financial Square Government Fund - Class R6
65,202	2.340%	$ 65,202
(Cost $65,202)

TOTAL INVESTMENTS – 99.1% (Cost $5,137,916)		$5,284,956

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		48,557

NET ASSETS – 100.0%		$5,333,513

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	06/21/19	$146,650	$(7,576)

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.1%
Bond Funds – 33.9%
1,685	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 81,192
27,738	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,389,258
1,304	iShares JP Morgan USD Emerging Markets Bond ETF	143,296
2,144	iShares TIPS Bond ETF	247,139
2,313	Vanguard Long-Term Corporate Bond ETF	215,595
6,175	Vanguard Total International Bond ETF	348,702

		2,425,182

Foreign Stock Funds – 26.1%
16,767	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	522,292
43,101	Goldman Sachs ActiveBeta International Equity ETF(a)	1,185,277
2,824	iShares MSCI EAFE Small-Cap ETF	158,003

		1,865,572

Stock Funds – 38.1%
42,023	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,323,872
4,356	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	181,660
2,461	Vanguard Real Estate ETF	213,836

		2,719,368

TOTAL EXCHANGE TRADED FUNDS (Cost $6,820,193)		$7,010,122

Shares	Dividend Rate	Value

Investment Company(a) – 0.6%
Goldman Sachs Financial Square Government Fund - Class R6
38,893	2.340%	$ 38,893
(Cost $38,893)

TOTAL INVESTMENTS – 98.7% (Cost $6,859,086)		$7,049,015

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		95,868

NET ASSETS – 100.0%		$7,144,883

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	06/21/19	$146,650	$(7,576)

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.6%
Bond Funds – 21.2%
3,931	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 189,415
14,423	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	722,376
862	iShares JP Morgan EM Local Currency Bond ETF	37,583
593	iShares JP Morgan USD Emerging Markets Bond ETF	65,165
1,071	iShares TIPS Bond ETF	123,454
2,586	Vanguard Long-Term Corporate Bond ETF	241,041
3,305	Vanguard Total International Bond ETF	186,633

		1,565,667

Foreign Stock Funds – 31.3%
20,944	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	652,406
52,733	Goldman Sachs ActiveBeta International Equity ETF(a)	1,450,157
3,849	iShares MSCI EAFE Small-Cap ETF	215,352

		2,317,915

Stock Funds – 45.1%
51,553	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,850,881
5,220	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	217,692
3,030	Vanguard Real Estate ETF	263,276

		3,331,849

TOTAL EXCHANGE TRADED FUNDS (Cost $7,053,920)		$7,215,431

Shares	Dividend Rate	Value

Investment Company(a) – 1.2%
Goldman Sachs Financial Square Government Fund - Class R6
91,099	2.340%	$ 91,099
(Cost $91,099)

TOTAL INVESTMENTS – 98.8% (Cost $7,145,019)		$7,306,530

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		90,020

NET ASSETS – 100.0%		$7,396,550

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	06/21/19	$219,975	$(10,677)

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 95.6%
Bond Funds – 8.2%
5,897	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 284,146
1,782	iShares JP Morgan EM Local Currency Bond ETF	77,695
2,726	Vanguard Long-Term Corporate Bond ETF	254,091

		615,932

Foreign Stock Funds – 36.5%
24,472	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	762,302
62,008	Goldman Sachs ActiveBeta International Equity ETF(a)	1,705,220
4,764	iShares MSCI EAFE Small-Cap ETF	266,546

		2,734,068

Stock Funds – 50.9%
57,656	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	3,188,377
7,300	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	304,435
3,618	Vanguard Real Estate ETF	314,368

		3,807,180

TOTAL EXCHANGE TRADED FUNDS (Cost $7,049,863)		$7,157,180

Shares	Dividend Rate	Value

Investment Company(a) – 2.9%
Goldman Sachs Financial Square Government Fund - Class R6
218,034	2.340%	$ 218,034
(Cost $218,034)

TOTAL INVESTMENTS – 98.5% (Cost $7,267,897)		$7,375,214

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		110,700

NET ASSETS – 100.0%		$7,485,914

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	06/21/19	$219,975	$(10,677)
S&P 500 E-Mini Index	1	06/21/19	137,630	(9,372)

TOTAL FUTURES CONTRACTS				$(20,049)

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 95.0%
Bond Funds – 8.1%
5,479	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 264,005
1,419	iShares JP Morgan EM Local Currency Bond ETF	61,868
2,383	Vanguard Long-Term Corporate Bond ETF	222,120

		547,993

Foreign Stock Funds – 36.3%
22,146	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	689,848
55,808	Goldman Sachs ActiveBeta International Equity ETF(a)	1,534,720
4,190	iShares MSCI EAFE Small-Cap ETF	234,431

		2,458,999

Stock Funds – 50.6%
51,914	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,870,844
6,729	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	280,622
3,147	Vanguard Real Estate ETF	273,443

		3,424,909

TOTAL EXCHANGE TRADED FUNDS (Cost $6,342,569)		$6,431,901

Shares	Dividend Rate	Value

Investment Company(a) – 3.6%
Goldman Sachs Financial Square Government Fund - Class R6
240,988	2.340%	$ 240,988
(Cost $240,988)

TOTAL INVESTMENTS – 98.6% (Cost $6,583,557)		$6,672,889

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		94,628

NET ASSETS – 100.0%		$6,767,517

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	06/21/19	$219,975	$(10,677)
S&P 500 E-Mini Index	1	06/21/19	137,630	(1,201)

TOTAL FUTURES CONTRACTS				$(11,878)

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 95.3%
Bond Funds – 8.3%
5,783	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 278,653
1,717	iShares JP Morgan EM Local Currency Bond ETF	74,861
2,437	Vanguard Long-Term Corporate Bond ETF	227,153

		580,667

Foreign Stock Funds – 36.4%
22,789	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	709,877
57,609	Goldman Sachs ActiveBeta International Equity ETF(a)	1,584,248
4,305	iShares MSCI EAFE Small-Cap ETF	240,865

		2,534,990

Stock Funds – 50.6%
53,485	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,957,721
6,925	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	288,796
3,233	Vanguard Real Estate ETF	280,915

		3,527,432

TOTAL EXCHANGE TRADED FUNDS (Cost $6,558,979)		$6,643,089

Shares	Dividend Rate	Value

Investment Company(a) – 3.2%
Goldman Sachs Financial Square Government Fund - Class R6
223,320	2.340%	$223,320
(Cost $223,320)

TOTAL INVESTMENTS – 98.5% (Cost $6,782,299)		$6,866,409

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		103,177

NET ASSETS – 100.0%		$6,969,586

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	06/21/19	$219,975	$(10,677)
S&P 500 E-Mini Index	1	06/21/19	137,630	(1,201)

TOTAL FUTURES CONTRACTS				$(11,878)

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 95.7%
Bond Funds – 8.3%
5,944	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 286,411
1,713	iShares JP Morgan EM Local Currency Bond ETF	74,687
2,533	Vanguard Long-Term Corporate Bond ETF	236,101

		597,199

Foreign Stock Funds – 36.6%
23,499	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	731,994
59,672	Goldman Sachs ActiveBeta International Equity ETF(a)	1,640,980
4,579	iShares MSCI EAFE Small-Cap ETF	256,195

		2,629,169

Stock Funds – 50.8%
55,310	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	3,058,643
6,838	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	285,168
3,448	Vanguard Real Estate ETF	299,596

		3,643,407

TOTAL EXCHANGE TRADED FUNDS (Cost $6,785,297)		$6,869,775

Shares	Dividend Rate	Value

Investment Company(a) – 2.9%
Goldman Sachs Financial Square Government Fund - Class R6
210,703	2.340%	$ 210,703
(Cost $210,703)

TOTAL INVESTMENTS – 98.6% (Cost $6,996,000)		$7,080,478

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		97,378

NET ASSETS – 100.0%		$7,177,856

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	06/21/19	$219,975	$(10,677)
S&P 500 E-Mini Index	1	06/21/19	137,630	(1,201)

TOTAL FUTURES CONTRACTS				$(11,878)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and Underlying funds (“Underlying Funds”) is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because Portfolios invests in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolios and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price on short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of May 31, 2019:

TARGET DATE 2020 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,795,627	$—	$—
Investment Company	1,234	—	—

Total	$6,796,861	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(7,576)	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,182,838	$—	$—
Investment Company	51,854	—	—

Total	$7,234,692	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(7,576)	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$5,219,754	$—	$—
Investment Company	65,202	—	—

Total	$5,284,956	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(7,576)	$—	$—

(a)	Amount shown represents unrealized loss at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,010,122	$—	$—
Investment Company	38,893	—	—

Total	$7,049,015	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(7,576)	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,215,431	$—	$—
Investment Company	91,099	—	—

Total	$7,306,530	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(10,677)	$—	$—

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,157,180	$—	$—
Investment Company	218,034	—	—

Total	$7,375,214	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(20,049)	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,431,901	$—	$—
Investment Company	240,988	—	—

Total	$6,672,889	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(11,878)	$—	$—

(a)	Amount shown represents unrealized loss at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,643,089	$—	$—
Investment Company	223,320	—	—

Total	$6,866,409	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(11,878)	$—	$—

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,869,775	$—	$—
Investment Company	210,703	—	—

Total	$7,080,478	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(11,878)	$—	$—

(a)	Amount shown represents unrealized loss at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

The Portfolios may be indirectly exposed to the following risks through their investments in the Underlying Funds. For more information regarding the risks of an Underlying Fund, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect a Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Portfolios’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.